Portfolio of Investments
Columbia Ultra Short Term Bond Fund, October 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 34.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACC Auto Trust(a)
Series 2021-A Class A
04/15/2027	1.080%	3,961,401	3,904,442
ACC Trust(a)
Series 2022-1 Class A
09/20/2024	1.190%	4,644,687	4,617,151
ACM Auto Trust(a)
Series 2022-1A Class A
04/20/2029	3.230%	3,678,640	3,666,179
American Credit Acceptance Receivables Trust(a)
Series 2022-3 Class A
02/13/2026	4.120%	3,835,185	3,803,375
Subordinated Series 2019-1 Class D
04/14/2025	3.810%	496,763	496,362
Subordinated Series 2020-3 Class C
06/15/2026	1.850%	2,484,810	2,460,821
Subordinated Series 2021-1 Class C
03/15/2027	0.830%	1,611,066	1,581,554
AmeriCredit Automobile Receivables Trust
Series 2021-2 Class A2
11/18/2024	0.260%	403,587	402,622
Arivo Acceptance Auto Loan Receivables Trust(a)
Series 2021-1A Class A
01/15/2027	1.190%	5,383,056	5,179,588
Atalaya Equipment Leasing Trust(a)
Series 2021-1A Class A2
05/15/2026	1.230%	5,424,084	5,258,132
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2017-2A Class A
03/20/2024	2.970%	28,619,167	28,474,022
BMW Vehicle Lease Trust
Series 2021-1 Class A4
07/25/2024	0.370%	6,360,000	6,165,635
Carmax Auto Owner Trust
Series 2019-2 Class A4
12/16/2024	2.770%	1,554,000	1,539,664
CarNow Auto Receivables Trust(a)
Series 2021-1A Class A
10/15/2024	0.970%	67,703	67,597
Carvana Auto Receivables Trust
Series 2021-N1 Class A
01/10/2028	0.700%	7,163,748	6,798,950
Series 2021-N2 Class A1
03/10/2028	0.320%	2,124,658	2,081,881
Series 2021-N3 Class A1
06/12/2028	0.350%	4,108,824	3,982,572
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CCG Receivables Trust(a)
Series 2019-2 Class A2
03/15/2027	2.110%	252,625	251,893
Series 2020-1 Class A2
12/14/2027	0.540%	8,785,011	8,551,969
Series 2021-1 Class A2
06/14/2027	0.300%	4,023,161	3,890,290
Chase Auto Credit Linked Notes(a)
Subordinated Series 2020-2 Class B
02/25/2028	0.840%	5,838,097	5,733,632
Subordinated Series 2020-2 Class C
02/25/2028	1.139%	903,515	888,094
Chase Auto Credit-Linked Notes(a)
Subordinated Series 2020-1 Class B
01/25/2028	0.991%	1,223,617	1,207,719
Commercial Equipment Finance LLC(a)
Series 2021-A Class A
02/16/2027	2.050%	13,150,146	12,634,846
Conn’s Receivables Funding LLC(a)
Series 2021-A Class A
05/15/2026	1.050%	2,890,977	2,861,205
CPS Auto Receivables Trust(a)
Series 2022-A Class A
04/16/2029	0.980%	4,229,897	4,169,317
Credit Acceptance Auto Loan Trust(a)
Series 2020-1A Class A
02/15/2029	2.010%	1,964,524	1,963,099
Series 2020-2A Class A
07/16/2029	1.370%	2,150,424	2,117,060
Credito Real USA Auto Receivables Trust(a)
Series 2021-1A Class A
02/16/2027	1.350%	2,887,333	2,809,037
Crossroads Asset Trust(a)
Series 2021-A Class A2
03/20/2024	0.820%	815,525	807,777
Dext ABS LLC(a)
Series 2020-1 Class A
02/16/2027	1.460%	4,898,272	4,799,295
Dext Asset-Backed Security LLC(a)
Series 2021-1 Class A
02/15/2028	1.120%	15,339,645	14,647,382
Drive Auto Receivables Trust
Subordinated Series 2018-4 Class D
01/15/2026	4.090%	1,875,837	1,875,060
Subordinated Series 2020-2 Class C
08/17/2026	2.280%	6,217,612	6,156,888
Columbia Ultra Short Term Bond Fund | First Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DT Auto Owner Trust(a)
Series 2020-2A Class C
03/16/2026	3.280%	2,929,982	2,891,476
Series 2021-1A Class A
01/15/2025	0.350%	136,716	136,468
Series 2022-1A Class A
04/15/2026	1.580%	29,183,654	28,588,308
Subordinated Series 2019-4A Class C
07/15/2025	2.730%	1,698,499	1,696,188
DT Auto Owner Trust(a),(b)
Series 2022-3A Class A
10/15/2026	6.050%	28,850,000	28,828,435
Exeter Automobile Receivables Trust(a)
Series 2020-2A Class C
05/15/2025	3.280%	10,529,950	10,485,468
Exeter Automobile Receivables Trust
Series 2022-4A Class A2
08/15/2024	3.990%	5,750,000	5,737,723
Subordinated Series 2021-1A Class C
01/15/2026	0.740%	14,588,396	14,270,454
FHF Trust(a)
Series 2021-1A Class A
03/15/2027	1.270%	4,697,744	4,479,449
Series 2021-2A Class A
12/15/2026	0.830%	10,535,995	10,064,781
First Investors Auto Owner Trust(a)
Series 2021-2A Class A
03/15/2027	0.480%	12,980,984	12,575,518
Flagship Credit Auto Trust(a)
Series 2021-1 Class A
06/16/2025	0.310%	1,479,713	1,466,955
Series 2021-3 Class A
07/15/2027	0.360%	15,689,217	15,087,184
Ford Credit Auto Owner Trust(a)
Series 2019-1 Class A
07/15/2030	3.520%	18,625,000	18,132,417
Foursight Capital Automobile Receivables Trust(a)
Series 2022-1 Class A2
09/15/2025	1.150%	2,409,316	2,364,620
FREED ABS Trust(a)
Series 2021-2 Class B
06/19/2028	1.030%	691,793	687,168
Series 2022-4FP Class A
12/18/2029	6.490%	9,700,000	9,695,976
Subordinated Series 2021-3FP Class B
11/20/2028	1.010%	6,871,859	6,798,071
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2019-4A Class B
09/16/2024	2.780%	475,235	474,590
Subordinated Series 2020-4A Class B
12/16/2024	0.870%	914,760	913,542
Subordinated Series 2020-4A Class C
11/17/2025	1.140%	3,950,000	3,863,746
Subordinated Series 2021-1A Class C
01/15/2027	1.200%	1,125,000	1,097,918
GLS Auto Receivables Trust(a)
Subordinated Series 2021-2A Class B
09/15/2025	0.770%	9,050,000	8,913,140
GM Financial Automobile Leasing Trust
Series 2020-3 Class A4
10/21/2024	0.510%	17,025,000	16,926,745
GreatAmerica Leasing Receivables Funding LLC(a)
Series 2021-1 Class A2
06/15/2023	0.270%	506,661	505,546
JPMorgan Chase Bank NA(a)
Subordinated Series 2021-1 Class C
09/25/2028	1.024%	6,048,108	5,882,515
Subordinated Series 2021-2 Class C
12/26/2028	0.969%	2,136,344	2,050,568
JPMorgan Chase Bank NA - CACLN(a)
Series 2021-3 Class B
02/26/2029	0.760%	7,200,711	6,879,380
Series 2021-3 Class C
02/26/2029	0.860%	2,937,671	2,799,407
LAD Auto Receivables Trust(a)
Series 2021-1A Class A
08/17/2026	1.300%	3,198,239	3,129,113
Lendbuzz Securitization Trust(a)
Series 2021-1A Class A
06/15/2026	1.460%	14,865,892	14,365,133
LendingPoint Asset Securitization Trust(a)
Series 2020-REV1 Class A
10/15/2028	2.731%	5,000,000	4,891,701
Series 2021-A Class A
12/15/2028	1.000%	3,069,992	3,060,332
Series 2021-B Class A
02/15/2029	1.110%	7,032,458	6,955,217
Series 2022-A Class A
06/15/2029	1.680%	15,289,344	15,157,054
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	3,703,530	3,596,954

2	Columbia Ultra Short Term Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Marlette Funding Trust(a)
Series 2021-2A Class A
09/15/2031	0.510%	2,601,865	2,592,677
Marlin Receivables LLC(a)
Series 2022-1A Class A1
07/20/2023	3.372%	20,838,422	20,750,619
Mercedes-Benz Auto Receivables Trust
Series 2020-1 Class A4
10/15/2026	0.770%	5,350,000	5,063,642
MMAF Equipment Finance LLC(a)
Series 2017-B Class A4
11/15/2024	2.410%	1,865	1,863
Series 2020-A Class A2
04/09/2024	0.740%	397,508	392,651
MVW Owner Trust(a)
Series 2017-1A Class A
12/20/2034	2.420%	2,597,461	2,531,703
New Residential Advance Receivables Trust Advance Receivables-Backed Notes(a)
Series 2020-APT1 Class AT1
12/16/2052	1.035%	10,500,000	10,265,522
Subordinated Series 2020-APT1 Class DT1
12/16/2052	1.999%	3,750,000	3,542,222
NextGear Floorplan Master Owner Trust(a),(c)
Series 2020-1A Class A1
1-month USD LIBOR + 0.800% 02/15/2025	4.212%	10,440,000	10,419,312
NextGear Floorplan Master Owner Trust(a)
Subordinated Series 2020-1A Class A2
02/18/2025	1.550%	7,984,000	7,893,493
Nissan Auto Lease Trust
Series 2021-A Class A3
08/15/2024	0.520%	7,945,000	7,686,217
NMEF Funding LLC(a)
Series 2021-A Class A2
12/15/2027	0.810%	14,605,690	14,377,146
Series 2022-A Class A1
03/15/2023	0.968%	5,140,382	5,128,171
Octane Receivables Trust(a)
Series 2020-1A Class A
02/20/2025	1.710%	13,193,410	13,019,100
Series 2021-2A Class A
09/20/2028	1.210%	19,889,949	18,913,181
Oportun Issuance Trust(a),(b)
Series 2022-3 Class A
01/08/2030	7.451%	13,475,000	13,474,920
Oscar US Funding XIII LLC(a)
Series 2021-2A Class A2
08/12/2024	0.390%	4,865,850	4,784,065
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Selection Trust(a)
Series 2021-1 Class A
11/15/2027	1.180%	11,890,775	11,654,011
Series 2021-3 Class A
05/15/2029	1.150%	20,820,447	20,226,514
Series 2021-5 Class A
08/15/2029	1.530%	10,478,133	10,107,881
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	30,996,403	29,721,874
Pawnee Equipment Receivables LLC(a)
Series 2022-1 Class A1
08/15/2023	3.809%	5,273,116	5,267,350
Santander Drive Auto Receivables Trust
Series 2022-1 Class A3
11/17/2025	1.940%	2,050,000	2,008,937
Series 2022-2 Class A2
10/15/2026	2.120%	14,698,590	14,614,719
Series 2022-4 Class A2
07/15/2025	4.050%	4,365,000	4,334,158
Subordinated Series 2020-4 Class C
01/15/2026	1.010%	11,823,033	11,666,171
Santander Retail Auto Lease Trust(a)
Series 2021-A Class A3
07/22/2024	0.510%	6,815,000	6,590,906
Series 2021-B Class A2
01/22/2024	0.310%	251,336	249,510
SCF Equipment Leasing LLC(a)
Series 2021-1A Class A2
08/20/2026	0.420%	782,864	780,906
Theorem Funding Trust(a)
Series 2021-1A Class A
12/15/2027	1.210%	5,150,282	5,060,548
Series 2022-1A Class A
02/15/2028	1.850%	22,321,099	21,749,391
Tricolor Auto Securitization Trust(a)
Series 2021-1A Class A
04/15/2024	0.740%	757,810	756,245
Series 2022-1A Class A
02/18/2025	3.300%	3,166,321	3,133,272
Subordinated Series 2021-1A Class B
06/17/2024	1.000%	2,450,000	2,433,923
United Auto Credit Securitization Trust(a)
Series 2022-1 Class A
07/10/2024	1.110%	4,550,701	4,531,157
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	1,863,892	1,763,777

Columbia Ultra Short Term Bond Fund | First Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-ST2 Class A
04/20/2027	2.500%	1,271,044	1,192,062
Series 2021-ST6 Class A
08/20/2027	1.850%	3,737,645	3,470,023
Upstart Securitization Trust(a)
Series 2020-3 Class A
11/20/2030	1.702%	26,277	26,226
Series 2021-1 Class A
03/20/2031	0.870%	938,073	932,394
Series 2021-3 Class A
07/20/2031	0.830%	14,087,782	13,592,515
US Auto Funding(a)
Series 2021-1A Class A
07/15/2024	0.790%	2,715,154	2,710,643
VFI ABS LLC(a)
Series 2022-1A Class A
03/24/2028	2.230%	10,433,342	10,163,363
Volkswagen Auto Lease Trust
Series 2020-A Class A3
01/22/2024	0.390%	7,029,884	6,976,605
Westlake Automobile Receivables Trust(a)
Subordinated Series 2019-3A Class D
11/15/2024	2.720%	8,776,665	8,703,467
Subordinated Series 2021-2A Class B
07/15/2026	0.620%	30,224,000	29,176,324
World Omni Auto Receivables Trust
Series 2021-A Class A3
01/15/2026	0.300%	1,010,752	971,458
World Omni Select Auto Trust
Series 2020-A Class A3
07/15/2025	0.550%	3,007,834	2,978,810
Series 2021-A Class A3
03/15/2027	0.530%	13,335,000	12,775,374
Total Asset-Backed Securities — Non-Agency (Cost $838,067,642)			822,451,388

Commercial Mortgage-Backed Securities - Non-Agency 2.4%

COMM Mortgage Trust
Series 2013-CR6 Class A4
03/10/2046	3.101%	6,415,016	6,382,861
GS Mortgage Securities Corp. Trust(a),(c)
Series 2022-SHIP Class A
1-month Term SOFR + 0.731% Floor 0.731% 08/15/2036	3.576%	13,725,000	13,494,988
GS Mortgage Securities Trust(d)
Series 2013-GC13 Class A5
07/10/2046	4.041%	25,000,000	24,684,395
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage Securities Trust
Series 2013-GC14 Class A5
08/10/2046	4.243%	2,300,000	2,272,795
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2 Class A2
06/15/2049	2.662%	16,958	16,918
Wells Fargo Commercial Mortgage Trust(a),(c)
Series 2017-SMP Class A
1-month USD LIBOR + 0.875% Floor 0.875% 12/15/2034	4.287%	11,000,000	10,865,891
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $58,099,174)			57,717,848

Corporate Bonds & Notes 49.1%

Aerospace & Defense 1.7%
BAE Systems Holdings, Inc.(a)
10/07/2024	3.800%	5,636,000	5,451,916
Boeing Co. (The)
02/01/2024	1.950%	12,000,000	11,444,590
L3Harris Technologies, Inc.(c)
3-month USD LIBOR + 0.750% 03/10/2023	3.986%	5,219,000	5,218,870
L3Harris Technologies, Inc.
06/15/2023	3.850%	7,000,000	6,933,779
Raytheon Technologies Corp.
03/15/2024	3.200%	12,000,000	11,682,420
Total			40,731,575
Automotive 1.4%
Daimler Trucks Finance North America LLC(a),(c)
SOFR + 1.000% 04/05/2024	4.050%	13,000,000	12,914,932
Toyota Motor Credit Corp.
06/14/2024	0.500%	23,000,000	21,213,029
Total			34,127,961
Banking 16.4%
American Express Co.(c)
3-month USD LIBOR + 0.750% 08/03/2023	3.552%	14,081,000	14,062,596
Bank of America Corp.(c)
3-month USD LIBOR + 0.430% 05/28/2024	3.342%	24,077,000	23,703,084
Bank of Montreal
09/14/2024	4.250%	13,500,000	13,217,687
Bank of New York Mellon Corp. (The)(c)
SOFR + 0.260% 04/26/2024	3.310%	607,000	600,875

4	Columbia Ultra Short Term Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of Nova Scotia (The)(c)
SOFR + 0.380% 07/31/2024	3.430%	14,562,000	14,363,652
BBVA USA
08/27/2024	2.500%	10,500,000	10,006,228
Canadian Imperial Bank of Commerce(c)
3-month USD LIBOR + 0.660% 09/13/2023	3.905%	14,370,000	14,355,683
Citigroup, Inc.(c)
3-month USD LIBOR + 1.100% 05/17/2024	4.042%	22,000,000	21,994,354
Commonwealth Bank of Australia(a),(c)
3-month USD LIBOR + 0.820% 06/04/2024	3.978%	14,383,000	14,339,274
Cooperatieve Rabobank UA(c)
3-month USD LIBOR + 0.480% 01/10/2023	4.389%	13,152,000	13,141,347
Credit Suisse AG
08/09/2024	4.750%	12,750,000	12,105,272
Discover Bank
02/06/2023	3.350%	12,000,000	11,942,971
DNB Bank ASA(a),(c)
3-month USD LIBOR + 0.620% 12/02/2022	3.720%	12,597,000	12,594,043
Goldman Sachs Group, Inc. (The)(c)
3-month USD LIBOR + 1.600% 11/29/2023	4.643%	22,000,000	22,066,188
HSBC Holdings PLC(e)
08/17/2024	0.732%	17,387,000	16,475,144
JPMorgan Chase & Co.(e)
06/14/2025	3.845%	24,000,000	23,336,690
Morgan Stanley(c)
3-month USD LIBOR + 1.220% 05/08/2024	4.083%	22,000,000	22,016,244
National Australia Bank Ltd.(a),(c)
3-month USD LIBOR + 0.410% 12/13/2022	3.655%	13,320,000	13,309,383
Royal Bank of Canada(c)
3-month USD LIBOR + 0.660% 10/05/2023	4.408%	14,889,000	14,858,823
Skandinaviska Enskilda Banken AB(a),(c)
3-month USD LIBOR + 0.320% 09/01/2023	3.402%	12,203,000	12,130,838
State Street Corp.(e)
12/03/2024	3.776%	6,100,000	6,000,272
Svenska Handelsbanken AB(a)
06/30/2023	0.625%	13,555,000	13,149,386
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toronto-Dominion Bank (The)(c)
SOFR + 0.910% 03/08/2024	3.960%	14,050,000	14,005,954
Truist Bank(c)
SOFR + 0.200% 01/17/2024	3.250%	15,100,000	14,931,319
UBS Group AG(a),(e)
08/05/2025	4.490%	13,600,000	13,134,534
US Bancorp
07/30/2024	2.400%	14,000,000	13,380,586
Wells Fargo & Co.(e)
06/02/2024	1.654%	4,646,000	4,538,624
Westpac Banking Corp.(c)
3-month USD LIBOR + 0.770% 02/26/2024	3.780%	14,000,000	13,990,111
Total			393,751,162
Cable and Satellite 0.9%
Charter Communications Operating LLC/Capital(c)
3-month USD LIBOR + 1.650% 02/01/2024	6.090%	11,852,000	11,919,667
Comcast Corp.(c)
3-month USD LIBOR + 0.630% 04/15/2024	4.709%	8,823,000	8,810,894
Total			20,730,561
Chemicals 0.5%
DuPont de Nemours, Inc.(c)
3-month USD LIBOR + 1.110% 11/15/2023	4.015%	11,889,000	11,886,489
Construction Machinery 1.0%
Caterpillar Financial Services Corp.
03/01/2023	0.250%	13,000,000	12,810,355
John Deere Capital Corp.(c)
SOFR + 0.200% 10/11/2024	3.250%	12,000,000	11,841,544
Total			24,651,899
Diversified Manufacturing 0.5%
Siemens Financieringsmaatschappij NV(a)
03/11/2023	0.400%	13,000,000	12,799,359
Electric 4.2%
American Electric Power Co., Inc.
11/01/2023	0.750%	10,000,000	9,551,157
CenterPoint Energy, Inc.(c)
SOFR + 0.650% 05/13/2024	3.700%	7,422,000	7,275,146

Columbia Ultra Short Term Bond Fund | First Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dominion Energy, Inc.(c)
3-month USD LIBOR + 0.530% 09/15/2023	3.823%	10,000,000	9,964,258
DTE Energy Co.
11/01/2024	4.220%	12,000,000	11,717,441
Duke Energy Corp.(c)
SOFR + 0.250% 06/10/2023	3.300%	11,148,000	11,069,742
Eversource Energy(c)
SOFR + 0.250% 08/15/2023	3.300%	12,000,000	11,909,214
Mississippi Power Co.(c)
SOFR + 0.300% 06/28/2024	3.350%	12,286,000	11,999,759
NextEra Energy Capital Holdings, Inc.(c)
SOFR + 1.020% 03/21/2024	4.070%	12,006,000	11,936,455
PPL Electric Utilities Corp.(c)
SOFR + 0.330% 06/24/2024	3.380%	11,752,000	11,585,938
Public Service Enterprise Group, Inc.
11/08/2023	0.841%	4,262,000	4,061,600
Total			101,070,710
Food and Beverage 1.7%
Campbell Soup Co.
03/15/2023	3.650%	10,998,000	10,943,484
ConAgra Foods, Inc.
01/25/2023	3.200%	11,344,000	11,294,645
Mondelez International, Inc.
03/17/2024	2.125%	7,829,000	7,509,651
Tyson Foods, Inc.
09/28/2023	3.900%	11,725,000	11,610,377
Total			41,358,157
Health Care 1.9%
Becton Dickinson and Co.
06/06/2024	3.363%	11,708,000	11,365,174
Cigna Corp.(c)
3-month USD LIBOR + 0.890% 07/15/2023	4.969%	12,362,000	12,372,340
CVS Health Corp.
08/15/2024	2.625%	10,000,000	9,577,965
Thermo Fisher Scientific, Inc.(c)
SOFR + 0.350% 04/18/2023	3.400%	12,500,000	12,490,578
Total			45,806,057
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 0.9%
UnitedHealth Group, Inc.
10/15/2024	5.000%	9,286,000	9,289,399
Wellpoint, Inc.
08/15/2024	3.500%	12,003,000	11,663,685
Total			20,953,084
Independent Energy 0.4%
Pioneer Natural Resources Co.
05/15/2023	0.550%	8,848,000	8,631,869
Integrated Energy 1.2%
Chevron USA, Inc.(c)
3-month USD LIBOR + 0.200% 08/11/2023	3.121%	14,020,000	13,985,636
Shell International Finance BV(c)
3-month USD LIBOR + 0.400% 11/13/2023	3.305%	14,529,000	14,518,165
Total			28,503,801
Life Insurance 2.0%
Five Corners Funding Trust(a)
11/15/2023	4.419%	11,605,000	11,468,062
Metropolitan Life Global Funding I(a)
09/27/2024	0.700%	13,139,000	12,041,720
New York Life Global Funding(a),(c)
SOFR + 0.220% 02/02/2023	3.270%	11,000,000	10,995,051
Principal Life Global Funding II(a)
01/08/2024	0.500%	13,000,000	12,299,090
Total			46,803,923
Media and Entertainment 0.9%
Magallanes, Inc.(a),(c)
SOFR + 1.780% 03/15/2024	4.830%	12,500,000	12,449,654
Walt Disney Co. (The)
09/15/2024	3.700%	8,149,000	7,957,033
Total			20,406,687
Midstream 3.0%
Enable Midstream Partners LP
05/15/2024	3.900%	6,300,000	6,116,833
Enbridge, Inc.
02/16/2024	2.150%	8,708,000	8,370,327
Enterprise Products Operating LLC
02/15/2024	3.900%	12,169,000	11,943,047

6	Columbia Ultra Short Term Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kinder Morgan Energy Partners LP
02/01/2024	4.150%	11,583,000	11,387,688
05/01/2024	4.300%	1,710,000	1,679,050
Plains All American Pipeline LP/Finance Corp.
10/15/2023	3.850%	12,161,000	11,960,054
Southern Natural Gas Co. LLC(a)
04/28/2023	0.625%	10,971,000	10,674,811
Williams Companies, Inc. (The)
06/24/2024	4.550%	6,692,000	6,582,810
Williams Partners LP
03/04/2024	4.300%	3,760,000	3,702,411
Total			72,417,031
Pharmaceuticals 2.5%
AbbVie, Inc.
03/15/2025	3.800%	12,475,000	12,050,600
Amgen, Inc.
05/22/2024	3.625%	12,000,000	11,760,018
Astrazeneca Finance LLC
05/28/2024	0.700%	12,570,000	11,743,045
Bristol-Myers Squibb Co.
11/13/2023	0.537%	13,000,000	12,431,846
Roche Holdings, Inc.(a),(c)
SOFR + 0.330% 09/11/2023	3.380%	12,850,000	12,817,463
Total			60,802,972
Property & Casualty 0.8%
Chubb INA Holdings, Inc.
05/15/2024	3.350%	10,000,000	9,723,991
Loews Corp.
05/15/2023	2.625%	10,750,000	10,610,371
Total			20,334,362
Railroads 1.1%
Canadian National Railway Co.
11/15/2022	2.250%	6,175,000	6,169,768
CSX Corp.
08/01/2024	3.400%	12,394,000	12,046,437
Union Pacific Corp.
06/08/2023	3.500%	7,536,000	7,471,845
Total			25,688,050
Retailers 0.1%
Lowe’s Companies, Inc.
09/15/2024	3.125%	2,900,000	2,799,761
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Technology 3.7%
Broadcom Corp./Cayman Finance Ltd.
01/15/2024	3.625%	12,445,000	12,190,543
Fidelity National Information Services, Inc.
03/01/2023	0.375%	11,750,000	11,573,686
International Business Machines Corp.
02/12/2024	3.625%	3,525,000	3,464,433
Microchip Technology, Inc.
02/15/2024	0.972%	12,629,000	11,884,957
NXP BV/Funding LLC
03/01/2024	4.875%	11,308,000	11,180,108
Oracle Corp.
09/15/2023	2.400%	12,000,000	11,704,339
QUALCOMM, Inc.(c)
3-month USD LIBOR + 0.730% 01/30/2023	5.145%	14,277,000	14,282,563
RELX Capital, Inc.
03/16/2023	3.500%	11,384,000	11,312,344
Total			87,592,973
Transportation Services 0.5%
ERAC U.S.A. Finance LLC(a)
11/01/2023	2.700%	12,035,000	11,670,286
Wireless 0.5%
American Tower Corp.
01/31/2023	3.500%	4,512,000	4,496,806
05/15/2024	3.375%	7,301,000	7,075,481
Total			11,572,287
Wirelines 1.3%
AT&T, Inc.(c)
3-month USD LIBOR + 1.180% 06/12/2024	4.416%	15,500,000	15,525,592
Verizon Communications, Inc.(c)
SOFR + 0.500% 03/22/2024	3.550%	16,150,000	16,033,430
Total			31,559,022
Total Corporate Bonds & Notes (Cost $1,201,790,851)			1,176,650,038

Foreign Government Obligations(f) 0.9%

Canada 0.9%
Province of Ontario
01/24/2023	1.750%	11,000,000	10,927,819

Columbia Ultra Short Term Bond Fund | First Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2022 (Unaudited)
Foreign Government Obligations(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Province of Quebec
02/13/2023	2.625%	11,000,000	10,944,192
Total			21,872,011
Total Foreign Government Obligations (Cost $22,074,765)			21,872,011

Residential Mortgage-Backed Securities - Agency 0.0%

Federal Home Loan Mortgage Corp.(c)
1-year CMT + 2.255% Cap 11.180% 02/01/2036	2.380%	25,106	25,055
Total Residential Mortgage-Backed Securities - Agency (Cost $25,090)			25,055

Residential Mortgage-Backed Securities - Non-Agency 8.2%

Bellemeade Re Ltd.(a),(c)
CMO Series 2020-3A Class M1B
1-month USD LIBOR + 2.850% Floor 2.850% 10/25/2030	6.436%	944,825	944,532
CMO Series 2021-1A Class M1A
30-day Average SOFR + 1.750% Floor 1.750% 03/25/2031	3.264%	8,995,267	8,950,851
CMO Series 2021-3A Class M1A
30-day Average SOFR + 1.000% Floor 1.000% 09/25/2031	3.997%	6,725,510	6,582,280
BVRT Financing Trust(a),(c),(g)
CMO Series 2021-3F Class M1
30-day Average SOFR + 1.750% Floor 1.750% 07/12/2033	3.608%	7,524,856	7,524,856
CFMT LLC(a),(d)
CMO Series 2021-EBO1 Class A
11/25/2050	0.985%	9,373,965	8,918,588
Connecticut Avenue Securities Trust(a),(c)
CMO Series 2022-R05 Class 2M1
30-day Average SOFR + 1.900% 04/25/2042	4.897%	12,071,277	11,852,775
Freddie Mac STACR REMIC Trust(a),(c)
CMO Series 2022-HQA1 Class M1A
30-day Average SOFR + 2.100% 03/25/2042	5.097%	8,445,171	8,343,327
Lakeview Trust(a)
CMO Series 2022-1 Class A
04/25/2052	2.389%	18,662,184	18,216,162
MFA Trust(a),(d)
CMO Series 2020-NQM3 Class A3
01/26/2065	1.632%	1,347,261	1,168,238
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	3,789,909	3,450,642
Oceanview Trust(a),(d)
CMO Series 2021-1 Class A
12/29/2051	1.219%	6,810,427	6,605,020
Pretium Mortgage Credit Partners LLC(a),(d)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	9,662,169	8,697,680
Towd Point Mortgage Trust(a),(d)
CMO Series 2021-SJ1 Class A1
07/25/2068	2.250%	12,089,831	11,255,461
CMO Series 2022-EBO1 Class A
01/25/2052	2.161%	8,346,590	8,156,240
CMO Series 2022-SJ1 Class A1B
03/25/2062	3.612%	20,616,660	19,672,969
VCAT Asset Securitization LLC(a),(d)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	16,219,916	14,980,802
VCAT LLC(a),(d)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	1,446,348	1,382,427
CMO Series 2021-NPL4 Class A1
08/25/2051	1.868%	29,101,348	26,854,764
CMO Series 2021-NPL5 Class A1
08/25/2051	1.868%	13,194,693	11,998,226
Vericrest Opportunity Loan Transferee XCIII LLC(a),(d)
CMO Series 2021-NPL2 Class A1
02/27/2051	1.893%	11,650,210	10,204,062
Verus Securitization Trust(a),(d)
CMO Series 2020-1 Class A1
01/25/2060	2.417%	425,258	389,413
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $207,529,359)			196,149,315

U.S. Government & Agency Obligations 1.0%

Federal Farm Credit Banks Funding Corp.
03/13/2023	0.750%	1,487,000	1,466,672
Federal Farm Credit Banks Funding Corp.(c)
SOFR + 0.050% 08/22/2023	3.100%	350,000	350,212
1-month USD LIBOR + 0.400% 12/08/2023	3.700%	2,000,000	2,015,075
SOFR + 0.060% 12/27/2023	3.110%	2,575,000	2,578,249
SOFR + 0.040% 02/09/2024	3.090%	2,900,000	2,902,508

8	Columbia Ultra Short Term Bond Fund | First Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2022 (Unaudited)
U.S. Government & Agency Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Banks(c)
SOFR + 0.020% 04/21/2023	3.070%	8,000,000	7,998,935
SOFR + 0.070% 12/14/2023	3.120%	7,000,000	7,006,817
Total U.S. Government & Agency Obligations (Cost $24,323,433)			24,318,468

U.S. Treasury Obligations 1.0%

U.S. Treasury
12/31/2022	0.125%	24,550,000	24,389,850
Total U.S. Treasury Obligations (Cost $24,441,572)			24,389,850
Money Market Funds 4.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.246%(h),(i)	114,950,303	114,904,323
Total Money Market Funds (Cost $114,900,001)		114,904,323
Total Investments in Securities (Cost: $2,491,251,887)		2,438,478,296
Other Assets & Liabilities, Net		(42,328,787)
Net Assets		2,396,149,509

At October 31, 2022, securities and/or cash totaling $2,117,500 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(2,010)	12/2022	USD	(410,809,452)	7,679,253	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At October 31, 2022, the total value of these securities amounted to $1,112,187,099, which represents 46.42% of total net assets.
(b)	Represents a security purchased on a when-issued basis.
(c)	Variable rate security. The interest rate shown was the current rate as of October 31, 2022.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of October 31, 2022.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2022.
(f)	Principal and interest may not be guaranteed by a governmental entity.
(g)	Valuation based on significant unobservable inputs.
(h)	The rate shown is the seven-day current annualized yield at October 31, 2022.
(i)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.246%
	94,045,164	495,390,643	(474,525,955)	(5,529)	114,904,323	8,507	435,397	114,950,303
Columbia Ultra Short Term Bond Fund | First Quarter Report 2022	9

Portfolio of Investments   (continued)
Columbia Ultra Short Term Bond Fund, October 31, 2022 (Unaudited)
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Ultra Short Term Bond Fund | First Quarter Report 2022

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